Derivative Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Net realized gains/(losses)	$ 3.8	$ (16.8)	$ (1.9)
Change in net unrealized gains/(losses)	$ (7.3)	$ 6.0	$ 5.4
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net realized and unrealized investment gains	Net realized and unrealized investment gains	Net realized and unrealized investment gains
Futures
Derivative [Line Items]
Net realized gains/(losses)	$ 0.0	$ (20.3)	$ 1.0
Change in net unrealized gains/(losses)	0.0	0.7	(0.9)
Interest rate contracts
Derivative [Line Items]
Net realized gains/(losses)	0.0	(20.3)	1.0
Change in net unrealized gains/(losses)	0.0	0.7	(0.9)
Forwards
Derivative [Line Items]
Net realized gains/(losses)	3.8	3.5	(2.9)
Change in net unrealized gains/(losses)	(7.3)	5.3	6.3
Foreign exchange contracts
Derivative [Line Items]
Net realized gains/(losses)	3.8	3.5	(2.9)
Change in net unrealized gains/(losses)	$ (7.3)	$ 5.3	$ 6.3